SCHEDULE OF RESTATED CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Revenues:
Total Revenue	$ 334,882		$ 195,198		$ 620,992	$ 395,760	$ 830,519		$ 1,202,890
Cost of revenue
Total Cost of revenue	(169,969)		(73,620)		(292,782)	(151,389)	(334,825)		(688,365)
Gross profit	164,913		121,578		328,210	244,371	495,694		514,525
Operating expenses:
General and administrative expenses	654,740		582,466		1,783,931	1,318,857	1,874,528		1,471,898
Total operating expenses	(654,740)		(582,466)		(2,150,123)	(1,318,857)	(2,368,426)	$ 1,244,516	(1,471,898)	$ 689,646
Other income (expense)
Other income	90,387		574,438		168,400	1,574,404	187,282		146,711
Unrealized (loss) on related party transactions	34,498		(11,332)		(15,073)	2,521	68,787		(29,551)
Loss on equity method investment, related party			(10,446)		(14,744)	(63,645)	(33,898)		(100,949)
Total Other Income	86,186		552,660		81,753	1,513,280	222,171	2,215,619	16,211	990,110
Loss before provision for income taxes	(403,641)		91,772		(1,740,160)	438,794	(1,650,561)	971,103	(941,162)	300,464
Provision for income taxes			(154,707)			(329,880)		(422,230)		(186,923)
Net loss	(403,641)		(62,935)	$ 171,849	(1,740,160)	108,914	(1,650,561)	548,873	(941,162)	113,541
Less: Net (loss) income attributable to non-controlling interests	15,718		(1,478)		15,399	(2,200)	(3,830)		(4,836)
Net loss attributable to common shareholders	(387,923)		(64,413)		(1,724,761)	106,714	(1,654,391)	$ 548,873	(945,998)	$ 113,541
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment	(151,246)		15,512		(64,428)	74,355	2,999		19,608
Total Other Comprehensive Income, Net of Tax:	(151,246)		15,512		(64,428)	74,355	2,999		19,608
Comprehensive Loss	(539,169)		(48,901)		(1,789,189)	181,069	$ (1,651,392)		$ (926,390)
Weighted average number of shares outstanding, basic							10,000		10,000
Weighted average number of shares outstanding, diluted							10,000		10,000
Net loss per common share, basic							$ (165.44)		$ (94.60)
Net loss per common share, diluted							$ (165.44)		$ (94.60)
Membership [Member]
Revenues:
Total Revenue						12,583	$ 12,293		$ 751,452
Cost of revenue
Total Cost of revenue			(822)			(12,690)	(13,827)		(523,243)
Non Membership [Member]
Revenues:
Total Revenue	334,882		195,198		620,992	383,177	818,226		451,438
Cost of revenue
Total Cost of revenue	$ (169,969)		$ (72,798)		$ (292,782)	(138,699)	(320,998)		(165,122)
Previously Reported [Member]
Revenues:
Total Revenue									1,202,890
Cost of revenue
Total Cost of revenue									(656,054)
Gross profit									546,836
Operating expenses:
General and administrative expenses						392,608			1,583,174
Total operating expenses						(392,608)			(1,583,174)
Other income (expense)
Other income						1,474,398			147,209
Unrealized (loss) on related party transactions
Loss on equity method investment, related party
Total Other Income						1,474,398			147,209
Loss before provision for income taxes						1,081,790			(889,129)
Provision for income taxes						(329,880)
Net loss						751,910			(889,129)
Less: Net (loss) income attributable to non-controlling interests									(4,836)
Net loss attributable to common shareholders						751,910			(884,293)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment									24,444
Total Other Comprehensive Income, Net of Tax:									24,444
Comprehensive Loss						751,910			$ (859,849)
Weighted average number of shares outstanding, basic									10,000
Weighted average number of shares outstanding, diluted									10,000
Net loss per common share, basic									$ (88.43)
Net loss per common share, diluted									$ (88.43)
Previously Reported [Member] | Membership [Member]
Revenues:
Total Revenue									$ 751,452
Cost of revenue
Total Cost of revenue									(523,243)
Previously Reported [Member] | Non Membership [Member]
Revenues:
Total Revenue									451,438
Cost of revenue
Total Cost of revenue									(132,811)
Revision of Prior Period, Reclassification, Adjustment [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue									(32,311)
Gross profit									(32,311)
Operating expenses:
General and administrative expenses									(111,276)
Total operating expenses									111,276
Other income (expense)
Other income									(498)
Unrealized (loss) on related party transactions									(29,551)
Loss on equity method investment, related party									(100,949)
Total Other Income									(130,998)
Loss before provision for income taxes									(52,033)
Provision for income taxes
Net loss									(52,033)
Less: Net (loss) income attributable to non-controlling interests									9,672
Net loss attributable to common shareholders									(61,705)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment									(4,836)
Total Other Comprehensive Income, Net of Tax:									(4,836)
Comprehensive Loss									$ (66,541)
Weighted average number of shares outstanding, basic									10,000
Weighted average number of shares outstanding, diluted									10,000
Net loss per common share, basic									$ (6.17)
Net loss per common share, diluted									$ (6.17)
Revision of Prior Period, Reclassification, Adjustment [Member] | Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue
Revision of Prior Period, Reclassification, Adjustment [Member] | Non Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue									(32,311)
Restated [Member]
Revenues:
Total Revenue									1,202,890
Cost of revenue
Total Cost of revenue									(688,365)
Gross profit									514,525
Operating expenses:
General and administrative expenses									1,471,898
Total operating expenses									(1,471,898)
Other income (expense)
Other income									146,711
Unrealized (loss) on related party transactions							68,787		(29,551)
Loss on equity method investment, related party							(33,898)		(100,949)
Total Other Income									16,211
Loss before provision for income taxes									(941,162)
Provision for income taxes
Net loss		$ (1,336,519)					$ (1,650,561)		(941,162)
Less: Net (loss) income attributable to non-controlling interests									4,836
Net loss attributable to common shareholders									(945,998)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment									19,608
Total Other Comprehensive Income, Net of Tax:									19,608
Comprehensive Loss									(926,390)
Restated [Member] | Membership [Member]
Revenues:
Total Revenue									751,452
Cost of revenue
Total Cost of revenue									(523,243)
Restated [Member] | Non Membership [Member]
Revenues:
Total Revenue									451,438
Cost of revenue
Total Cost of revenue									$ (165,122)